Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Related Party Transactions	34 Related Party Transactions
(a) Parent
The Group comprises Marex Group plc and its subsidiaries. Subsidiaries refers to the entities controlled by the Company.
(b) Key management personnel
The remuneration paid to key management personnel for their services to the Group was as follows:

	2024	2023	2022
	$m	$m	$m
Aggregate wages and salaries	54.9	46.5	47.3
Short-term monetary benefits	0.2	0.2	0.2
Defined contribution pension cost	0.1	0.1	0.1
Management Incentive plan	22.5	16.5	12.9
	77.7	63.3	60.5
(c) Key management personnel transactions
In May 2024, the Employee Benefit Trust acquired the beneficial interest in 124,568 shares from key management personnel to facilitate tax withholding payments relating to the vesting of shares under the Company's Deferred Benefit Plans.
(d) Transactions with entities having significant influence over the Group
Balances and transactions between the Company and its subsidiaries which are related parties have been eliminated on consolidation and are not disclosed in this note.
The Shareholders’ Agreement which the Company entered into on 20 October 2020 with
Amphitryon Limited, Ocean Ring Jersey Co. Limited and Ocean Trade Lux Co S.A.R.L. (referred to as
‘2020 Shareholders’ Agreement’), meant that the Group paid a management 2.5% of EBITDA each year to a party associated with the ultimate parent company for services provided. This resulted in the Group having paid $2.4m (2023: $6.1m) recorded in other expenses. As at 31 December 2024, there were no outstanding payable balances (2023: $1.1m) recorded within trade and other payables.
Following the Company's successful initial public offering on 25 April 2024, the 2020 Shareholders'
Agreement was terminated and a new Shareholders Agreement came into effect between the Company,
Amphitryon Limited, JRJ Investor 1 Limited Partnership and MASP Investor Limited Partnership (the
'2024 Shareholders Agreement'). Amongst other matters, the 2024 Shareholders' Agreement afforded
Amphitryon Limited the right to appoint up to two nominee directors to the Board of Marex Group plc, subject to certain shareholding thresholds being met. The 2024 Shareholders Agreement did not include the payment of any management fees.
Prior to the IPO, the Group's related parties comprised its private equity investors Ocean Ring
Jersey Co. Limited, MASP Investor Limited Partnership, and Amphitryon Limited, together with their holding or controlling entities. Following completion of the IPO, Ocean Ring Jersey Co. Limited and MASP
Investor Limited Partnership (and their holding or controlling entities) ceased to be related parties as their ownership fell below 20%. Amphitryon Limited and its holding or controlling entities remained related parties post-IPO by virtue of their ownership greater than 20%, and by their board representation (as noted above).
Amphitryon Limited and its holding or controlling entities continued to be considered related parties following a further sale of shares in October 2024 (despite their ownership falling below 20%) due to their
Board representation. This remained the position as at 31 December 2024.
There were no other transactions during the period or assets and liabilities outstanding as at 31
December 2024 (2023: $nil) with other related parties.